December 29, 2021

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Investment Funds V, Inc. (the “Registrant”)

-	BNY Mellon Diversified International Fund
-	BNY Mellon Global Real Estate Securities Fund

1933 Act File No.: 33-44254

1940 Act File No.: 811-06490

CIK No.: 0000881773

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended October 31, 2021.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2521.

Sincerely yours,

/s/ Olivia Pollock
Olivia Pollock
Senior Analyst/Paralegal

Enclosure